BORROWINGS - Composition of non-recourse borrowings (Details) $ in Millions	Dec. 31, 2021 USD ($) year	Dec. 31, 2020 USD ($) year	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Less: Current portion	$ (1,818)	$ (1,026)
Non-recourse borrowings	20,435	17,991
Non recourse borrowings with related parties	51	0
Total borrowings	2,149	2,132
Subscription Facility
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	81	15
Subscription Facility | Brookfield Renewable
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 30	$ 15
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	4.50%	4.30%
Term (years) | year	10	10
Notional amount	$ 19,352	$ 16,006
Estimated fair value	20,435	17,991
Add: Unamortized premiums	160	63	$ 92
Less: Unamortized financing fees	(132)	(122)
Less: Current portion	(1,818)	(1,026)
Non-recourse borrowings	17,562	$ 14,921
Total borrowings	19,352
Non-recourse borrowings | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,818
Non-recourse borrowings | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	2,625
Non-recourse borrowings | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,392
Non-recourse borrowings | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,142
Non-recourse borrowings | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,767
Non-recourse borrowings | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 10,608
Non-recourse borrowings | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	4.90%	4.80%
Term (years) | year	11	9
Notional amount	$ 8,541	$ 6,989
Estimated fair value	9,008	$ 7,853
Total borrowings	8,541
Non-recourse borrowings | Hydroelectric | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	750
Non-recourse borrowings | Hydroelectric | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	871
Non-recourse borrowings | Hydroelectric | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	769
Non-recourse borrowings | Hydroelectric | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	607
Non-recourse borrowings | Hydroelectric | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	843
Non-recourse borrowings | Hydroelectric | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 4,701
Non-recourse borrowings | Wind
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	4.40%	4.30%
Term (years) | year	8	10
Notional amount	$ 4,767	$ 4,324
Estimated fair value	5,059	$ 4,785
Total borrowings	4,767
Non-recourse borrowings | Wind | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	422
Non-recourse borrowings | Wind | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	804
Non-recourse borrowings | Wind | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	290
Non-recourse borrowings | Wind | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	296
Non-recourse borrowings | Wind | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	561
Non-recourse borrowings | Wind | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 2,394
Non-recourse borrowings | Solar
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	4.10%	3.60%
Term (years) | year	13	12
Notional amount	$ 4,303	$ 3,684
Estimated fair value	4,561	$ 4,247
Total borrowings	4,303
Non-recourse borrowings | Solar | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	537
Non-recourse borrowings | Solar | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	439
Non-recourse borrowings | Solar | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	215
Non-recourse borrowings | Solar | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	192
Non-recourse borrowings | Solar | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	320
Non-recourse borrowings | Solar | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 2,600
Non-recourse borrowings | Energy transition
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	3.20%	3.80%
Term (years) | year	8	11
Notional amount	$ 1,741	$ 1,009
Estimated fair value	1,807	$ 1,106
Total borrowings	1,741
Non-recourse borrowings | Energy transition | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	109
Non-recourse borrowings | Energy transition | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	511
Non-recourse borrowings | Energy transition | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	118
Non-recourse borrowings | Energy transition | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	47
Non-recourse borrowings | Energy transition | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	43
Non-recourse borrowings | Energy transition | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 913
Non-permanent financings
Disclosure of detailed information about borrowings [line items]
Term (years) | year	11